Investment Securities - Amortized Cost and Fair Value of Available for Sale Securities Portfolio (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Investments Debt And Equity Securities [Abstract]
Due within one year, Amortized Cost	$ 7,784
Due after one but within five years, Amortized Cost	22,502
Due after five but within ten years, Amortized Cost	8,310
Due after ten years, Amortized Cost	11,204
Mortgage backed securities, Amortized Cost	38,305
Available-for-sale Securities, Amortized Cost	88,105
Due within one year, Estimated Fair Value	7,827
Due after one but within five years, Estimated Fair Value	22,496
Due after five but within ten years, Estimated Fair Value	8,163
Due after ten years, Estimated Fair Value	11,462
Mortgage backed securities, Estimated Fair Value	38,576
Fair Value	$ 88,524